AB Active ETFs, Inc.

AB US Large Cap Strategic Equities ETF

Portfolio of Investments

February 28, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.7%
Information Technology – 29.2%
Communications Equipment – 1.4%
Cisco Systems, Inc.	60,063	$4,772,606
Motorola Solutions, Inc.	12,816	6,180,644

		10,953,250

Semiconductors & Semiconductor Equipment – 15.4%
Applied Materials, Inc.	28,582	10,641,078
ASML Holding NV (REG)	2,978	4,319,768
Broadcom, Inc.	75,554	24,143,281
NVIDIA Corp.	328,612	58,226,760
NXP Semiconductors NV	36,576	8,303,118
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	41,827	15,667,557

		121,301,562

Software – 7.4%
Microsoft Corp.	121,896	47,873,435
Oracle Corp.	56,530	8,219,462
ServiceNow, Inc.(a)	23,765	2,566,858

		58,659,755

Technology Hardware, Storage & Peripherals – 5.0%
Apple, Inc.	150,388	39,729,502

		230,644,069

Financials – 14.8%
Banks – 4.2%
Bank of America Corp.	241,658	12,041,818
Fifth Third Bancorp	85,448	4,227,112
PNC Financial Services Group, Inc. (The)	22,351	4,746,235
Wells Fargo & Co.	145,546	11,854,722

		32,869,887

Capital Markets – 4.1%
Charles Schwab Corp. (The)	148,775	14,163,380
Goldman Sachs Group, Inc. (The)	10,313	8,864,745
S&P Global, Inc.	21,742	9,607,355

		32,635,480

Consumer Finance – 1.0%
Capital One Financial Corp.	40,596	7,942,202

Financial Services – 3.1%
Visa, Inc. - Class A	76,410	24,461,898

Insurance – 2.4%
Everest Group Ltd.	13,774	4,621,039
Marsh & McLennan Cos., Inc.	30,072	5,615,645
Progressive Corp. (The)	21,671	4,630,226
Willis Towers Watson PLC	14,370	4,385,293

		19,252,203

		117,161,670

Company	Shares	U.S. $ Value

Communication Services – 12.7%
Entertainment – 1.8%
Walt Disney Co. (The)	132,209	$14,019,442

Interactive Media & Services – 9.7%
Alphabet, Inc. - Class C	147,048	45,795,159
Meta Platforms, Inc. - Class A	44,008	28,525,105
Reddit, Inc. - Class A(a)	16,005	2,333,689

		76,653,953

Wireless Telecommunication Services – 1.2%
T-Mobile US, Inc.	42,740	9,278,427

		99,951,822

Industrials – 11.1%
Aerospace & Defense – 2.6%
BAE Systems PLC (Sponsored ADR)	51,990	6,030,840
Hexcel Corp.	48,851	4,527,999
RTX Corp.	50,132	10,157,746

		20,716,585

Building Products – 0.5%
Carrier Global Corp.	61,916	3,987,390

Commercial Services & Supplies – 1.0%
Veralto Corp.	76,507	7,454,077

Electrical Equipment – 3.4%
Eaton Corp. PLC	37,436	14,072,941
GE Vernova, Inc.	14,489	12,657,591

		26,730,532

Ground Transportation – 1.6%
CSX Corp.	299,301	12,777,160

Machinery – 1.1%
Deere & Co.	13,889	8,746,042

Professional Services – 0.2%
Booz Allen Hamilton Holding Corp.	15,605	1,230,142

Trading Companies & Distributors – 0.7%
United Rentals, Inc.	6,678	5,609,520

		87,251,448

Health Care – 10.1%
Biotechnology – 0.8%
Vertex Pharmaceuticals, Inc.(a)	12,086	6,004,688

Health Care Equipment & Supplies – 2.1%
Medtronic PLC	80,516	7,863,193
Stryker Corp.	22,049	8,543,105

		16,406,298

Health Care Providers & Services – 2.4%
Encompass Health Corp.	37,168	4,009,684
Labcorp Holdings, Inc.	15,191	4,392,022
UnitedHealth Group, Inc.	36,792	10,789,990

		19,191,696

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 2.6%
IQVIA Holdings, Inc.(a)	46,466	$8,308,585
Thermo Fisher Scientific, Inc.	23,844	12,425,347

		20,733,932

Pharmaceuticals – 2.2%
Eli Lilly & Co.	6,856	7,212,443
Merck & Co., Inc.	80,618	9,982,121

		17,194,564

		79,531,178

Consumer Discretionary – 8.6%
Broadline Retail – 4.5%
Amazon.com, Inc.(a)	166,919	35,052,990

Hotels, Restaurants & Leisure – 0.4%
Hyatt Hotels Corp. - Class A(b)	20,793	3,358,069

Specialty Retail – 3.7%
AutoZone, Inc.(a)	3,181	11,946,500
Home Depot, Inc. (The)	23,190	8,828,897
TJX Cos., Inc. (The)	52,529	8,491,838

		29,267,235

		67,678,294

Consumer Staples – 3.4%
Beverages – 1.5%
Coca-Cola Co. (The)	143,440	11,698,966

Consumer Staples Distribution & Retail – 1.9%
Costco Wholesale Corp.	3,472	3,509,463
Dollar Tree, Inc.(a)	52,253	6,608,959
Walmart, Inc.	40,488	5,180,440

		15,298,862

		26,997,828

Materials – 2.7%
Chemicals – 2.3%
Corteva, Inc.	118,548	9,498,066
Linde PLC	16,624	8,446,322

		17,944,388

Construction Materials – 0.4%
Eagle Materials, Inc.	13,204	2,955,055

		20,899,443

Energy – 2.5%
Oil, Gas & Consumable Fuels – 2.5%
EOG Resources, Inc.	86,749	10,763,816
Exxon Mobil Corp.	61,048	9,309,820

		20,073,636

Company	Shares	U.S. $ Value

Utilities – 2.1%
Electric Utilities – 1.3%
American Electric Power Co., Inc.	77,413	$10,359,408

Multi-Utilities – 0.8%
Ameren Corp.	54,034	6,120,971

		16,480,379

Real Estate – 1.5%
Specialized REITs – 1.5%
Digital Realty Trust, Inc.	32,499	5,758,823
Extra Space Storage, Inc.	41,564	6,277,411

		12,036,234

Total Common Stocks (cost $686,730,112)		778,706,001

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(c) (d) (e) (cost $6,591,835)	6,591,835	6,591,835

Total Investments Before Security Lending Collateral for Securities Loaned – 99.5% (cost $693,321,947)		785,297,836

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(c) (d) (e) (cost $3,564,900)	3,564,900	3,564,900

Total Investments – 100.0% (cost $696,886,847)(f)		788,862,736
Other assets less liabilities – 0.0%		373,408

Net Assets – 100.0%		$789,236,144

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Affiliated investments.
(f)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $107,849,579 and gross unrealized depreciation of investments was $(15,873,690), resulting in net unrealized appreciation of $91,975,889.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

REIT – Real Estate Investment Trust

AB Active ETFs, Inc.

AB US Large Cap Strategic Equities ETF

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$778,706,001	$—	$—	$778,706,001
Short-Term Investments	6,591,835	—	—	6,591,835
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,564,900	—	—	3,564,900

Total Investments in Securities	788,862,736	—	—	788,862,736
Other Financial Instruments(b)	—	—	—	—

Total	$788,862,736	$—	$—	$788,862,736

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$9,256	$24,926	$27,590	$6,592	$68
AB Government Money Market Portfolio*	0	16,310	12,745	3,565	5
Total	$9,256	$41,236	$40,335	$10,157	$73

*	Investments of cash collateral for securities lending transactions.